Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Oct. 27, 2025	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Current assets
Cash	$ 1,907,674	$ 337,655				$ 56,319
Loan receivable						3,668,500
Deferred transaction costs		0				1,401,323
Prepaid and other current assets	870,872	162,919				155,501
Total current assets	2,778,546	500,574				5,281,643
Non-current assets
Due from related party, non-current						126,275
Property and equipment, net	11,703	12,221				941
Total non-current assets	11,703	12,221				127,216
Total assets	2,790,249	512,795				5,408,859
Current liabilities
Accounts payable and accrued expenses	529,778	582,234				1,483,253
Accrued interest, related parties	222,558	203,921				955,119
Short-term debt, related parties	1,442,500	1,442,500				19,973,000
Deferred underwriting fee payable	500,000	500,000		$ 500,000
Settlement payable		7,360,000
Total current liabilities	2,889,423	10,298,241				24,748,922
Warrant liability	33,422	29,244
Total liabilities	2,922,845	10,327,485				24,748,922
Commitments and Contingencies (Note 7)
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			[1]				[1]
Common stock, $0.0001 par value; 500,000,000 shares authorized; 44,877,633 and 27,064,633 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	4,823	2,706	[1]			1,750	[1]
Additional paid-in capital	39,858,028	29,054,337				9,323,403
Accumulated deficit	(39,995,447)	(38,871,733)				(28,665,216)
Total stockholders' deficit	(132,596)	(9,814,690)	[2]		$ (19,667,589)	(19,340,063)	[1],[2]	$ (15,793,754)
Total liabilities and stockholders' deficit	2,790,249	512,795				5,408,859
Non related party
Current liabilities
Due to related parties						1,782,297
Related party
Current liabilities
Due to related parties	194,587	209,586				195,253
Short-term debt, related parties	$ 1,442,500	$ 1,442,500				$ 19,973,000

[1]	Shares, preferred stock amount, common stock amount and additional paid-in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.
[2]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.